BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATIONS [abstract]
Schedule of detailed information about business combinations
	Guangzhou Railway Group		GRCL	CSRC		Total
	RMB’000		RMB’000	RMB’000		RMB’000

Amount payables arising from the Acquisition(a)	28,657		453,658	249,677		731,992
Less：Employee benefits obligation undertaken to be borne by the Company	-		(9,024)	(15,703)		(24,727)
Total consideration(a)		28,657			444,634		233,974	707,265

Schedule of detailed information about identifiable assets and liabilities acquired
Inventories	23,110
Fixed assets	648,890
Construction-in-progress	59,992
Other liabilities	(24,727)
Total identifiable net assets	707,265
Total consideration	707,265
Goodwill	-